INCOME TAX EXPENSES (Schedule of Reconciliation of Theoretical Tax Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Tax Expenses
Profit before taxes on income, as reported in the income statements	₪ 27	₪ 19		₪ 63	[1]
Theoretical tax expense	6	4		14
Increase in tax resulting from disallowable deductions	4	5		9
Taxes on income in respect of previous years	3	(7)		(15)
Temporary differences and tax losses for which no deferred income tax asset was recognized	(3)	(2)		(1)
Income tax expenses	₪ 10		[2]	₪ 7	[1]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	Representing an amount of less than NIS 1 million.